Victory Pioneer CAT Bond Fund Average Annual Total Returns	12 Months Ended	35 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.93%		(0.36%)	2.01%
ICE BofA 3-Month US Treasury Bill Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	2.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.34%	12.37%	[1]
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	8.44%	[1]
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.93%	7.83%	[1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.30%	13.67%	[1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	13.55%	[1]

[1]	Inception date is January 27, 2023.